Note 8 - Other Borrowings (Details Textual)	12 Months Ended
Dec. 31, 2020 USD ($)
Line of Credit Facility, Remaining Borrowing Capacity	$ 155,878,000
Long-Term Debt, Maturity, Year One	1,000,000
Long-Term Debt, Maturity, Year Two	6,750,000
Federal Home Loan Bank Advances [Member]
Prepayment Penalty Expense	$ 1,086,000